EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Prospectus dated January 1, 2009

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
Supplement to Prospectuses dated February 1, 2009

EATON VANCE AMT-FREE MUNICIPAL BOND FUND
Supplement to Prospectus dated May 1, 2009

EATON VANCE HIGH YIELD MUNICIPALS FUND EATON VANCE INSURED MUNICIPALS FUND EATON VANCE KANSAS MUNICIPALS FUND Supplement to Prospectuses dated June 1, 2009

EATON VANCE AMT-FREE LIMITED MATURITY MUNICIPALS FUND
EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Prospectuses dated August 1, 2009

Effective December 1, 2009, each Fund will change its name as follows:

Eaton Vance Alabama Municipal Income Fund
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance California Limited Maturity Municipal Income Fund
Eaton Vance California Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance High Yield Municipal Income Fund
Eaton Vance Insured Municipal Income Fund
Eaton Vance Kansas Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Louisiana Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

1

Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New Jersey Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

In addition, the following changes to Eaton Vance Insured Municipals Fund are effective immediately:

1. The following replaces the fourth sentence in the paragraph under “Investment Objectives and Principal Strategies” under “Fund Summaries”:

The Insured Fund primarily invests in municipal obligations that are insured as to principal and interest payments by insurers having a claims-paying ability rated at least investment grade.

2. The following replaces the third paragraph under “Investment Objectives & Principal Policies and Risks” in its entirety:

At least 80% of the Insured Fund’s net assets will normally be invested in obligations that are insured as to principal and interest payments by insurers having a claims-paying ability rated at least investment grade (i.e., rated Baa or higher by Moody’s or BBB or higher by S&P or Fitch). The Insured Fund may invest up to 20% of its net assets in unrated obligations deemed by the investment adviser to be of investment grade quality and obligations that are uninsured. Insurance does not protect the market value of insured obligations or the net asset value of the Insured Fund. The value of an obligation will be affected by the credit standing of its insurer.

November 2, 2009

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EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated January 1, 2009

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
Supplement to Statements of Additional Information dated February 1, 2009

EATON VANCE AMT-FREE MUNICIPAL BOND FUND
Supplement to Statement of Additional Information dated May 1, 2009

EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE INSURED MUNICIPALS FUND
EATON VANCE KANSAS MUNICIPALS FUND
Supplement to Statements of Additional Information dated June 1, 2009

EATON VANCE AMT-FREE LIMITED MATURITY MUNICIPALS FUND
EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
Supplement to Statements of Additional Information dated August 1, 2009

Effective December 1, 2009, each Fund will change its name as follows:

Eaton Vance Alabama Municipal Income Fund
Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance California Limited Maturity Municipal Income Fund
Eaton Vance California Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance High Yield Municipal Income Fund
Eaton Vance Insured Municipal Income Fund
Eaton Vance Kansas Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Louisiana Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New Jersey Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

In addition, the following changes to Eaton Vance Insured Municipals Fund are effective immediately:

1. The following replaces the section entitled “Insured Obligations.” under “Strategies and Risks” in its entirety:

Insured Obligations. Insured municipal obligations held by the Insured Fund (“Insured Fund obligations”) will be insured as to their scheduled payment of principal and interest under (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance (“Issue Insurance”), (ii) an insurance policy obtained by the Insured Fund or a third party subsequent to the obligation’s original issuance (“Secondary Market Insurance”) or (iii) a municipal insurance policy purchased by the Insured Fund (“Mutual Fund Insurance”). Each type of insurance insures the timely payment of interest and principal of the obligation but does not protect the market value of such obligation or the net asset value of the Insured Fund.

Issue Insurance is generally purchased by the issuer or underwriter of the obligation and is non cancellable and effective as long as the securities are unpaid and the insurer remains in business. Secondary Market Insurance allows the Insured Fund or a third party to pay a single premium to insure a obligation as to principal and interest until maturity and to transfer the insurance benefit with the underlying security. Secondary Market Insurance premiums do not result in an expense to the Insured Fund, but are added to the cost basis of the obligation so insured. Mutual Fund Insurance may be purchased from insurance companies that guarantee the timely payment of interest and principal when due on certain Insured obligations that are designated by the insurer as eligible for such insurance. Mutual Fund Insurance may terminate upon the Insured Fund’s sale of the obligation or it may be extended to enhance the marketability of the obligation. To extend a policy, the Insured Fund will pay a single, predetermined premium payable from the proceeds of the sale of that obligation. It is expected that the Insured Fund will extend a policy only if, in the opinion of the Investment Adviser, the net proceeds from the sale of the obligation, as insured, would exceed the proceeds from the sale of that obligation without insurance. The price of Insured Fund obligations insured by Mutual Fund Insurance is expected to be more volatile than the price of Insured Fund obligations insured by Issue or Secondary Market Insurance. To the extent the Insured Fund’s obligations are insured by Mutual Fund Insurance, the price of the Insured Fund’s shares, will be more volatile than if such obligations were otherwise insured.

With respect to the 80% of its net assets which will be insured, the obligations held by the Insured Fund will be insured by insurers having a financial strength rating at least Baa by Moody’s or BBB by S&P or Fitch. See Appendix D for a brief description of the financial strength ratings. Insured Fund will invest at least 65% of its total assets in insured obligations. For purposes of these limitations, the Insured Fund’s investment adviser considers that insurance passes through to any residual interest in a trust that holds such insured municipal securities ("inverse floaters").

The Insured Fund anticipates that under normal conditions all or substantially all of its insured obligations will be subject to Issue Insurance or Secondary Market Insurance. If the Insured Fund purchases Mutual Fund Insurance, premiums are paid by the Insured Fund. These premiums are based on the credit quality and principal amount of the obligation to be insured. If the issuer, underwriter, or other third party purchases the insurance for the obligation, the value of such insurance is generally reflected in a higher market value or purchase price for the obligation. While insurance is intended to reduce financial risk, the cost of such insurance (from higher purchase prices of securities or the payment of insurance premiums) will result in lower yields on the Insured Fund obligations so insured.

The Insured Fund may also invest in municipal obligations that are secured by an escrow or trust account which contains securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, that are backed by the full faith and credit of the United States, and sufficient, in combination with available trustee-held funds, in amount to ensure the payment of interest on and principal of the secured obligation (“collateralized obligations”). Collateralized obligations generally are regarded as having the credit characteristics of the underlying U.S. Government, agency or instrumentality securities. These obligations will not be subject to Issue Insurance, Secondary Market Insurance or Mutual Fund Insurance, but will be considered to be insured obligations for purposes of the Insured Fund’s policy of investing at least 80% of its net assets in insured obligations (but such obligations will not constitute more than 15% of the insured portion of the Insured Fund).

The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund’s current yield. Insurance generally will be obtained from insurers with a financial strength rating at least Baa by Moody’s or BBB by S&P or Fitch. The insurance does not guarantee the market value of the insured obligation or the net asset value of a Fund’s shares. The Hawaii and Kansas Funds may also purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts.

2. The following replaces the third paragraph under “Insurance” in Appendix F in its entirety:

Insurance will cover the timely payment of interest and principal on obligations and will be obtained from insurers with a claims-paying ability rated at least Baa by Moody's or BBB by S&P or Fitch. Obligations insured by any insurer with such a claims-paying ability rating will generally carry the same rating or credit risk as the insurer. See the Appendix in Part I for a brief description of Moody's, Fitch's and S&P's claims-paying ability ratings. Such insurers must guarantee the timely payment of all principal and interest on obligations as they become due. Such insurance may, however, provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not obligated to make such payment until a specified time period has lapsed (which may be 30 days or more after it has been notified by the Fund that such non-payment has occurred). For these purposes, a payment of principal is due only at final maturity of the obligation and not at the time any earlier sinking fund payment is due. While the insurance will guarantee the timely payment of principal and interest, it does not guarantee the market value of the obligations or the net asset value of the Fund.

November 2, 2009